INCOME TAXES (Tables)	9 Months Ended
Dec. 31, 2021
INCOME TAXES
Disclosure of income tax, deferred tax movements

	Three months ended December 31,		Nine months ended December 31,
	2021	2020	2021	2020
Current income tax expense (recovery)	$(2,159)	$3,311	$(3,516)	$4,676
Deferred income tax expense (recovery)	181	–	326	(58)
Provision for (recovery of) income taxes	$(1,978)	$3,311	$(3,190)	$4,618